Document and Entity Information Document	Sep. 08, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2023
Entity File Number	001-34166
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3008969
Entity Address, Address Line One	1414 Harbour Way South
Entity Address, Address Line Two	Suite 1901
Entity Address, City or Town	Richmond
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94804
City Area Code	408
Local Phone Number	240-5500
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SPWR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000867773
Entity Registrant Name	SUNPOWER CORP
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false